Inventories - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Abstract]
Raw materials	$ 110,148	$ 94,674
Work-in-process	385,435	309,162
Finished goods	62,591	442,369
Total Inventories	$ 558,174	$ 846,205